Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Allowance for Loan Losses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allocated to:
Specific reserves	$ 3,778	$ 4,813
General reserves	7,623	16,795
Balance	21,608	23,888	42,828
Provision for losses	(7,881)	2,544	17,278
Charge-offs	(5,046)	(9,317)	(39,302)
Recoveries	2,720	4,493	3,084
Loans receivable at December 31, 2012:
Loans Individually reviewed for impairment	21,276	37,100
Loans Collectively reviewed for impairment	374,773	438,673
Total Loans	396,049	475,773
Balance	11,401	21,608	23,888
1-4 Family [Member]
Allocated to:
Specific reserves	404	571
General reserves	1,224	2,250
Balance	2,821	3,718	2,145
Provision for losses	(1,206)	(834)	2,081
Charge-offs	(200)	(63)	(508)
Recoveries	213	0	0
Loans receivable at December 31, 2012:
Loans Individually reviewed for impairment	1,888	4,687
Loans Collectively reviewed for impairment	74,579	92,350
Total Loans	76,467	97,037
Balance	1,628	2,821	3,718
Commercial Real Estate [Member]
Allocated to:
Specific reserves	2,403	2,591
General reserves	4,055	10,997
Balance	13,588	13,622	24,590
Provision for losses	(5,190)	3,864	11,785
Charge-offs	(3,711)	(5,719)	(23,012)
Recoveries	1,771	1,821	259
Loans receivable at December 31, 2012:
Loans Individually reviewed for impairment	17,190	28,195
Loans Collectively reviewed for impairment	177,260	216,712
Total Loans	194,450	244,907
Balance	6,458	13,588	13,622
Consumer Loan [Member]
Allocated to:
Specific reserves	382	537
General reserves	724	609
Balance	1,146	1,159	924
Provision for losses	347	686	482
Charge-offs	(484)	(1,071)	(270)
Recoveries	97	372	23
Loans receivable at December 31, 2012:
Loans Individually reviewed for impairment	917	1,823
Loans Collectively reviewed for impairment	52,506	52,152
Total Loans	53,423	53,975
Balance	1,106	1,146	1,159
Commercial Business [Member]
Allocated to:
Specific reserves	589	1,114
General reserves	1,620	2,939
Balance	4,053	5,389	15,169
Provision for losses	(1,832)	(1,172)	2,930
Charge-offs	(651)	(2,464)	(15,512)
Recoveries	639	2,300	2,802
Loans receivable at December 31, 2012:
Loans Individually reviewed for impairment	1,281	2,395
Loans Collectively reviewed for impairment	70,428	77,459
Total Loans	71,709	79,854
Balance	$ 2,209	$ 4,053	$ 5,389